Other Financial and Non-Financial Assets - Summary of Breakdown of Other Financial and Non-financial Assets (Parenthetical) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Aug. 28, 2019
Disclosure of financial assets and non financial assets [line items]
Expected credit loss allowance	$ 1,654
Gross carrying amount of the modified financial assets		$ 9,524,860
Stages Exposure [member] | Internal credit grades [member]
Disclosure of financial assets and non financial assets [line items]
Financial assets transfers between stages	0
Gross carrying amount of the modified financial assets	$ 1,616,781